11. Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gross proceeds from exercise of warrants	$ 3,866,573
Warrant [Member]
Warrants outstanding	3,414,389	1,651,698
Reload Warrants [Member]
Warrants issued	799,991
Market Price Warrants [Member]
Warrants issued	371,699
Private Transaction [Member]
Gross proceeds from exercise of warrants	$ 3,866,573
Fair value of warrants issued	$ 1,402,174
Stock issued new, shares	1,171,689
Private Transaction [Member] | Chardan [Member]
Payment of stock issuance costs	$ 363,617
Private Transaction [Member] | New Warrants [Member] | Chardan [Member]
Warrants issued	115,000
Direct Offering [Member]
Warrants issued	1,647,691
Stock issued new, shares	1,647,691
Gross proceeds from sale of equity	$ 6,425,995